INCOME TAX	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
INCOME TAX

16 Income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2021	2021
	US$	US$

Malaysia	1,606,867	4,235,091
Indonesia	1,609,362	561,712
Hong Kong	(18,818,064)	(17,250,286)
Others	(10,096)	321,886
	(15,611,931)	(12,131,597)

The Company is incorporated in Cayman Islands and is not subject to corporate income tax under its relevant regulations.

For the Company’s subsidiaries incorporated in Hong Kong, they are subject to a corporate tax rate of 16.5% on the assessable profits arising from Hong Kong.

For the Company’s subsidiaries incorporated in Malaysia, they are subject to corporate tax rate on 24% on the assessable profits arising from Malaysia.

For the Company’s subsidiaries incorporated in Indonesia, they are subject to a corporate tax rate of 22% on the assessable profits arising from Indonesia.

For the Company’s subsidiary incorporated in Singapore, it is subject to a corporate tax rate of 17% on the assessable profits arising from Singapore. No provision for Singapore profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021.

For the Company’s subsidiary incorporated in United Kingdom, it is subject to a corporate tax rate of 19% on the assessable profits arising from United Kingdom. No provision for United Kingdom profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16	Income tax (Continued)

Income tax expense consists of:

	Years ended December 31,
	2022	2021
	US$	US$

Income tax expense	507,740	1,123,437
Deferred income tax benefit	(393,958)	(369,734)
	113,782	753,703

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2022	2021
	US$	US$

Income before income tax	(15,611,931)	(12,131,597)
Tax calculated at Hong Kong profits tax rate	(2,576,217)	(2,001,717)
Effect of different tax rates applicable to different jurisdictions	2,244,573	2,227,715
Income not subject to tax	(567,161)	(291,197)
Non-deductible expenses	658,533	212,759
Change in valuation allowance	245,220	318,215
Underprovision of current tax in the previous financial year	48,182	228,936
Tax effect on deductible temporary differences	46,624	58,992
Others	14,028	—
Income tax	113,782	753,703

The Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are attributable to the following:

	December 31,
	2022	2021
	US$	US$
Deferred tax assets
Tax losses carried forward	7,526,178	6,341,531
Equipment	(90,113)	(85,534)
Accrued expenses	354,988	189,163
Others	39,290	—
	7,830,343	6,445,160
Valuation allowance	(7,061,726)	(6,339,009)
Total deferred tax assets	768,617	106,151

Deferred tax liabilities
Fixed assets	—	—
Intangible assets	(1,554,721)	(1,924,455)
Others	(61,622)	(61,622)
Total deferred tax liabilities	(1,616,343)	(1,986,077)

Net deferred tax liabilities	(847,727)	(1,879,926)

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16	Income tax (Continued)

As of December 31, 2022 and 2021, management has recorded a valuation allowance on certain deferred tax assets where management believes that after considering all of the available evidence, it is more likely than not that some portion or all will not be realized in the foreseeable future. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences and carry forwards become deductible.

As of December 31, 2022 and 2021, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Hong Kong is US$41,238,871 and US$37,042,286 as of December 31, 2022 and 2021, respectively, which can be carried forward indefinitely.

As of December 31, 2022 and 2021, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Singapore is US$385,862 and US$294,942 as of December 31, 2022 and 2021, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiary incorporated in United Kingdom is US$566,925 and US$696,906 as of December 31, 2022 and 2021, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiaries incorporated in Indonesia is US$2,605,545 and US$89,576 as of December 31, 2022 and 2021, respectively, which will expire, if unused, in the year ending December 31, 2022.

The tax loss in the subsidiaries incorporated in Malaysia is US$444,983 and US$502,931 as of December 31, 2022 and 2021, respectively, which will expire, if unused, in the year ending December 31, 2030.